Revenue from contracts with customers (Policies)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Description of accounting policy for revenue and income [Policy Text Block]
17.1. Accounting policy
17.1.1. Revenue from contracts with clients
Revenue is recognized when the Group has transferred control of the services to the clients, in an amount that reflects the consideration the Group expects to collect in exchange for those services. The Group applies the following five steps:
•Identification of the contract with a client;
•Identification of the performance obligations in the contract;
•Determination of the transaction price;
•Allocation of the transaction price to the performance obligations in the contract; and
•Recognition of revenue when or as the entity satisfies a performance obligation.
Revenue is recognized net of taxes collected from clients, which are subsequently remitted to governmental authorities.
The revenue from contracts with clients of the Group is presented as follows.
17.1.1.1. Transaction activities and other services
For financial solution, the Group’s core performance obligations are to provide electronic payment processing services including the capture, transmission, processing and settlement of transactions carried out using credit, debit, Pix QR Code and voucher cards, as well as fees for other services. The Group’s promise to its clients is to perform an unknown or unspecified quantity of tasks and the consideration received is contingent upon the clients’ use (e.g., number of payment transactions processed). Therefore, the total consideration received for services provided to the client is variable despite the price for each transaction being specified by contract. The Group recognizes the transaction fee at a point in time considering the contractual right to bill its clients for each processed transaction.
Revenue from transaction activities is recognized net of interchange fees retained by card issuers and assessment fees paid to payment scheme networks. The Group does not bear the significant risks and rewards, being an agent in those services as follows:
•The Group facilitates the acquisition of payment information and management of the client relationship, it is not primarily responsible for the authorization, processing and settlement services performed by payment schemes networks and card issuers;
•The Group has no latitude to establish the assessment and interchange fees applied to card issuers and payment scheme networks. The Group has the right to increase its merchant discount rate to protect its net commission when interchange and assessment fees are increased by payment scheme networks, or when other factors affects the Group's profitability;
•The Group does not collect the interchange fee that is retained by the card issuer and effectively acts as a clearing house in collecting and remitting assessment fees and payment settlements on behalf of payment scheme networks and clients; and
•The Group does not bear the credit risk of the cardholder (i.e., the client’s customer). It does bear credit risk from the card issuer for the payment settlement and assessment fees. Card issuers are qualified by the payment scheme networks, which guarantee the settlement of processed transactions. Receivables can be considered to be collateralized by the cardholder’s invoice settlement proceeds. As such, the Group’s exposure to credit risk is generally low.
Other services mainly comprises:
•Membership fee from customers is one-time charge for specific products for which there is not a recurring fee for the use of Pin Pads & POS. Revenue up to December 31, 2023 was recognized at agreement inception when all risks and benefits of the transaction are transferred to the customer and the Group obtains the contractual rights related to fee. From January 1, 2024 onwards, the Group recognizes revenues from membership fees deferred through the expected lifetime of the client. The new criteria has been adopted and the Group has applied prospectively because the effect of the change from the old criteria was not material to the consolidated financial statements both for the current and past periods. For further details see Note 17.3.
•Fees charged to customers for services related to banking money-in volumes (transfers received under TED, Pix and “boleto” products and interchange as fees from transactions on other networks using credit and debit card issued by the Group), and money-out volumes (transfers made under products such as Pix Out, wire transfers, bill payments, boletos paid, withdrawals, recharge and other transactions). The revenue is recognized at each transaction date.
17.1.1.2. Subscription services and equipment rental
For software solutions and equipment rental the Group’s core performance obligations are to provide: (a) recurring subscription services, such as reconciliation, business automatization solutions, services to provide the client with the right of use of software in a cloud-based, where the client has no right to end the contract and become the owner of the software, and revenues related to technological support, help desk, equipment rental and software hosting services; (b) non-recurring services, such as implementation services, personalization, training, and other services; and (c) operating leases of electronic capture equipment to clients.
The Group has concluded that it is the principal for purposes of its revenue arrangements, because it controls the services before transferring them to the client.
The Group’s subscription services generally consist of services sold as part of a new or existing agreement or sold as a separate service. The Group’s subscription services may or may not be considered distinct based on the nature of the services being provided. Subscription service fees are charged as a fixed monthly fee, and the related revenue is recognized over time, either as the subscription services are performed or as the services from a combined performance obligation are transferred to the client (over the term of the related transaction and processing agreement).
The Group accounts for equipment rental as a separate performance obligation and recognizes the revenue at its standalone selling price, considering that rental is charged as a fixed monthly fee. Revenue is recognized on a straight-line basis over the contractual lease term, beginning when the client obtains control of the equipment lease. The Group does not manufacture equipment, but purchases equipment from third-party vendors.
17.1.1.3. Contracts with multiple performance obligations
The Group’s contracts with its clients can consist of multiple performance obligations and the Group accounts for individual performance obligations separately if they are distinct (e.g., setup services and subscription fees in the same contract). When equipment or services are bundled in an agreement with a client, the components are separated using the relative stand-alone selling price of the components which is based on the Group’s customary pricing for each element in separate transactions.
17.1.1.4. Costs to obtain and fulfill a contract
The Group incurs certain costs to obtain and fulfill a contract that are capitalized at the inception of the transaction for new customer contracts, for recurring customers these costs are not capitalized. The cost comprises mainly commissions to sellers in order to obtain a contract and logistic costs to fulfill a contract. The asset recognized is amortized on a straight-line basis over the expected life of merchants. As of December 31, 2025, the Group had a carrying amount of R$ 200,179 (2024 – R$ 227,799) recognized under Other assets and R$ 13,605 (2024 – R$ 5,830 and 2023 – R$ 25,895) as amortization recognized in the statement of profit or loss.
17.1.2. Financial income
Comprised mainly of:
•discount fees charged for the prepayment to clients of their installment receivables. The discount is measured by the difference between the original amount payable to the client, net of commissions and fees charged, and the prepaid amount. Revenue is recognized in full when the amount is prepaid to the client;
•interest income over floating account balances; and
•interest income on loans.
A loan is considered in default if there is any indication that it will not be fully honored even if the loan is not in arrears.
Loans classified as Stage 1 or 2 have interest income recognized by applying the EIR to the gross carrying amount of the asset. Once loans are classified as Stage 3, differently from Stage 1 or 2, interest income is recognized by applying the EIR to the amortized cost balance (net of the corresponding allowance for expected credit losses) rather than to the gross carrying amount. As Stage 3 loans are fully provisioned, the amortized cost is zero, resulting in no interest income recognition at this stage. If a loan impaired is subsequently cured, it is transferred from Stage 3, back to Stage 2 or Stage 1, previously unrecognized interest is recognized in profit or loss.
17.1.3. Other financial income
Comprises interest income and fair value gains (losses) of cash and cash equivalents and short-term investments.
17.1.4. Deferred revenue
The Group records deferred revenue related to hours contracted by clients for rendering of services. Revenue is recognized after provision of service. If billed amounts exceed services rendered plus recognized revenue, the difference is recorded in the statement of financial position as deferred revenue and presented in the statement of financial position as deferred revenue under “Other liabilities.”
The Group records deferred revenue for services paid by the clients but which have not yet been completed under the contract which are recognized in the statement of financial position as deferred revenue under “Other liabilities”.
The amount recognized as deferred revenue in the statement of financial position is recycled to the statement of profit or loss once the promised services are executed.
17.1.5. Sales taxes
Revenues, expenses and assets are recognized net of sales tax, except;
•When the sales taxes incurred on the purchase of goods or services are not recoverable from tax authorities, they are recognized as part of the cost of acquiring the asset or expense item, as applicable;
•When the amounts receivable or payable are stated with the amount of sales taxes included.
The net amount of sales taxes, recoverable or payable to the tax authority, is included as part of receivables or payables in the statement of financial position, and net of corresponding revenue or cost / expense, in the statement of profit or loss.
Sales revenues in Brazil are subject to taxes and contributions, at the following statutory rates:

	Rate
	Transaction activities and other services	Subscription services and equipment rental	Financial income

Contribution on gross revenue for social integration program (“PIS”) (a)	0.65% - 1.65%	0.65% - 1.65%	0.65%
Contribution on gross revenue for social security financing (“COFINS”) (a)	3.00% - 7.60%	3.00% - 7.60%	4.00%
Taxes on service (“ISS”) (b)	2.00% - 5.00%	2.00% - 5.00%	—
Social security levied on gross revenue (“INSS”) (c)	4.50%	—	—

(a)PIS and COFINS are contributions levied by the Brazilian Federal government on gross revenues. These amounts are invoiced to and collected from the Group’s customers and recognized as deductions to gross revenue (Note 17.3) against tax liabilities. PIS and COFINS paid on certain purchases may be claimed back as tax credits to offset PIS and COFINS payable. These amounts are recognized as Recoverable taxes (Note 8) and are offset on a monthly basis against Taxes payable (Note 12) and presented net, as the amounts are due to the same tax authority.
(b)ISS is a tax levied by municipalities on revenues from the provision of services. ISS tax is added to amounts invoiced to the Group’s customers for the services the Group renders. These are recognized as deductions to gross revenue (Note 17.3) against tax liabilities. The ISS stated in the table is applicable to the city of São Paulo and refers to the rate most commonly levied on the Group’s operations.
(c)INSS is a social security charge usually levied on employees' wages. Companies in some economic sectors can calculate INSS based on their revenues. The subsidiaries Hiper, Buy4, Vitta Tecnologia em Saúde S.A. and Questor have this option to pay INSS at a rate of 4.50% on gross revenue when this is a more favorable basis compared to social security tax on payroll regime.